Intangible Assets (Details 1)	Dec. 31, 2021 USD ($)
Intangible Assets
2022	$ 1,535,800
2023	692,872
2024	663,273
2025	576,987
2026	438,850
Thereafter	2,071,997
Total	$ 5,979,779